Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	$ 202,859,864
Ending balance	194,462,244	$ 5,930,535	$ 202,859,864
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	1,019,362		438,397
Recognized in loss (profit)	(119,401)		580,965
Ending balance	$ 899,961		$ 1,019,362